Decommissioning Provision	3 Months Ended
Sep. 30, 2021
Decommissioning Provision
Decommissioning Provision

8.	Decommissioning Provision

The following table presents the continuity of the decommissioning provision associated with the Company’s pilot plant:

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	3,470
Balance at September 30, 2021	127,410

The present value of the decommissioning provision of $127,410 (US$100,000) was calculated using an average risk-free rate of 0.25%. Decommissioning activities are expected to occur between 2023 and 2025.